Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 3,301	$ 2,904	$ 2,404
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	477	1,241	1,051
Depreciation	1,225	1,320	1,266
Amortization of intangible assets			33
Amortization of investment premiums and discounts, net	1,073	1,515	1,650
OTTI recovery on available for sale securities	(17)	(17)	(17)
Expense for deferred income taxes	1,585	267	177
Stock compensation expense	106	135	138
Income from bank owned life insurance	(483)	(343)	(335)
Gain on sale of securities available for sale	(169)	(612)	(691)
Gain on sale of mortgage loans	(1,321)	(1,585)	(1,175)
(Gain) loss on sale of premises and equipment	2	(72)	1
Proceeds from sale of mortgage loans	51,494	56,309	43,847
(Gain) loss on sale of foreclosed assets	(158)	(21)	716
Originations of mortgage loans sold	(50,618)	(53,026)	(44,020)
Decrease in:
Accrued interest receivable	210	340	437
Other assets	389	145	21
Increase (decrease) in accrued expenses and other liabilities	1,173	(1,980)	933
Net cash provided by operating activities	8,269	6,520	6,436
Cash flows from investing activities:
Proceeds from sales, calls and maturities of securities available for sale	54,416	67,671	120,354
Purchase of securities available for sale	(31,594)	(43,778)	(56,875)
Net increase in loans	(37,605)	(49,586)	(19,005)
Proceeds from sale of foreclosed assets	3,498	1,623	344
Proceeds from death benefit of bank owned life insurance policy	777
Proceeds from sale of premises and equipment		100
Purchase of premises and equipment	(466)	(775)	(2,361)
Net cash provided by (used in) investing activities	(10,974)	(24,745)	42,457
Cash flows from financing activities:
Net increase (decrease) in deposits	21,127	(6,524)	8,098
Increase in advance payments by borrowers for taxes and insurance	42	152	101
Advances from Federal Home Loan Bank	80,000	26,000	41,000
Repayment of advances from Federal Home Loan Bank	(68,000)	(30,000)	(60,000)
Increase (decrease) in repurchase agreements	(9,302)	1,885	(11,588)
Acquisition of treasury stock	(1,308)	(1,876)	(11,926)
Proceeds from repayment of ESOP loan	647	632	704
Dividends paid on common stock	(1,174)	(993)	(1,023)
Net cash provided by (used in) financing activities	22,032	(10,724)	(34,634)
Increase (decrease) in cash and cash equivalents	19,327	(28,949)	14,259
Cash and cash equivalents, beginning of period	25,749	54,698	40,439
Cash and cash equivalents, end of period	45,076	25,749	54,698
Supplemental disclosures of cash flow information:
Interest paid	5,920	5,354	6,587
Income taxes (refund) paid	1,044	(564)	(900)
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	3,159	1,468	1,867
Foreclosures and in substance foreclosures of loans during year	4,312	2,263	869
Net unrealized losses on investment securities classified as available for sale	(978)	(2,918)	(2,030)
Increase in deferred tax asset related to unrealized gains on investments	331	992	691
Dividends declared and payable	355	288	287
Sale and financing of stock to ESOP			7,884
Issue of unearned restricted stock	$ 178	$ 145	$ 25